STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

6. STOCK-BASED COMPENSATION

        The Company typically grants options to purchase shares of the Company's common stock to existing employees and non-employee directors on an annual basis during the first quarter of each year and to new employees and non-employee directors throughout the year on or around the date their employment or service with the Company commences. All options are granted under the BioSante Pharmaceuticals, Inc. Amended and Restated 2008 Stock Incentive Plan (the 2008 Plan). As of September 30, 2012, approximately 981,272 shares of the Company's common stock remain available for issuance under the 2008 Plan.

        During the nine months ended September 30, 2012, the Company granted options under the 2008 Plan to purchase an aggregate of 358,582 shares of the Company's common stock to certain employees of the Company and the Company's non-employee directors with a weighted average exercise price of $4.08 per share. Options to purchase an aggregate of 105,781 shares of the Company's common stock expired and were cancelled during the nine months ended September 30, 2012. Options are granted at an exercise price equal to the closing price of the Company's common stock on the date of the grant. No options were exercised during the nine months ended September 30, 2012.

        No warrants were granted during the nine months ended September 30, 2012, other than the warrants issued in conjunction with the Company's August 2012 offering described in Note 7, "Stockholders' Equity".

10. STOCK-BASED COMPENSATION

        The Company has two stockholder-approved equity-based compensation plans under which stock options have been granted—the BioSante Pharmaceuticals, Inc. Amended and Restated 1998 Stock Plan (1998 Plan) and the BioSante Pharmaceuticals, Inc. Second Amended and Restated 2008 Stock Incentive Plan (2008 Plan) (collectively, the Plans). The 2008 Plan replaced the 1998 Plan except with respect to options outstanding under the 1998 Plan. As of December 31, 2011, the number of shares of the Company's common stock authorized for issuance under the 2008 Plan, subject to adjustment as provided in the 2008 Plan, was 1,000,000 plus the number of shares subject to options outstanding under the 1998 Plan as of the effective date of the 2008 Plan but only to the extent that such outstanding options are forfeited, expire or otherwise terminate without the issuance of such shares. Of such authorized shares, 3,416 shares had been issued and 587,666 shares were subject to outstanding stock options as of December 31, 2011.

        Outstanding employee stock options generally vest over a period of three or four years and have 10-year contractual terms. Upon exercise of an option, the Company issues new shares of its common stock. From time to time, the Company grants employee stock options that have performance condition-based vesting provisions which result in expense when such performance conditions are probable of being achieved. None of these options were outstanding as of December 31, 2011. The non-cash, stock-based compensation cost that was incurred by the Company in connection with the 1998 Plan and the 2008 Plan was $1,177,683, $992,757 and $1,254,503 for the years ended December 31, 2011, 2010 and 2009, respectively. No income tax benefit was recognized in the Company's statements of operations for stock-based compensation arrangements due to the Company's net loss position.

        The weighted average fair value of the options at the date of grant for options granted during 2011, 2010 and 2009 was $7.32, $6.66 and $6.24 per share, respectively. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010	2009
Expected option life (years)	5.5 - 6.25	6.00	6.00
Risk-free interest rate	1.175% - 2.57%	2.42%	2.74%
Expected stock price volatility	69.07% - 72.16%	76.05%	76.75%
Dividend yield	—	—	—

        The Company uses the simplified method to estimate the life of options. The risk-free interest rate used is the yield on a United States Treasury note as of the grant date with a maturity equal to the estimated life of the option. The Company calculated a volatility rate based on the closing price for its common stock at the end of each calendar month as reported by the NASDAQ Global Market. The Company has not in the past issued a cash dividend nor does it have any current plans to do so in the future; and therefore, an expected dividend yield of zero was used.

        The following table summarizes the stock option compensation expense for employees and non-employees recognized in the Company's statements of operations for each period:

	2011	2010	2009
Research and development	$423,925	$325,208	$361,773
General and administrative	753,758	667,549	892,730

Total stock-based compensation expense	$1,177,683	$992,757	$1,254,503

        A summary of activity under the Plans during the year ended December 31, 2011 is presented below:

Options	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
Outstanding December 31, 2010	619,572	$22.14	6.74	$162,892
Granted	346,541	$11.40
Exercised	3,194	$10.14
Forfeited or expired	56,059	$17.70

Outstanding December 31, 2011	906,860	$18.36	6.97	$0

Exercisable at December 31, 2011	474,671	$25.14	5.40	$0

Vested or expected to vest at December 31, 2011	879,777	$18.36	6.95	$0

        There is no aggregate intrinsic value of the Company's outstanding and exercisable options as of December 31, 2011.

        As of December 31, 2011, there was $2,089,729 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Plans. The cost is expected to be recognized over a weighted-average period of 2.76 years.

        The intrinsic value of options exercised during the year ended December 31, 2011 and 2010 was $22,106 and $974, respectively. The Company did not receive a tax benefit related to the exercise of these options because of its net operating loss position. The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009 was $667,171, $764,921 and $788,461, respectively.